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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form
                              Please print or type

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1. Name and address of issuer:

                  John Hancock Variable Annuity Account H
                  601 Congress Street
                  Boston, MA  02210

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2. The name of each series or class of securities for which this Form is filed:

Large Cap Growth, Active Bond, Financial Industries, International Equity Index, Health Sciences, Earnings Growth, Large Cap Value, Fundamental Value, Money Market, Mid Cap Growth (formerly Small/Mid Cap Growth), Bond Index, Mid Cap Value B (formerly Small/Mid Cap CORE), Small Cap Value, Real Estate Equity, Growth & Income, Managed, Total Return Bond, Short-Term Bond, Small Cap Emerging Growth, Overseas Equity B (formerly International Opportunities), Equity Index, High Yield Bond, Global Bond, AIM V.I. Premier Equity Series 1, AIM V.I. Capital Development Series 2, Alliance Growth & Income, Alliance Premier Growth, Delaware Small Value, Delaware Trend, Dreyfus Mid Cap Stock, Dreyfus Emerging Leaders, Fidelity VIP II Contrafund (SC), Fidelity VIP Growth (SC), Fidelity VIP II Overseas (SC), Fidelity VIP Growth (SC2), Fidelity VIP II Overseas (SC2), Janus Aspen Worldwide Growth (SC), Janus Aspen Global Technology (SC), Lord Abbett Growth & Income, Lord Abbett Mid Cap Value, M Fund Frontier Capital Appreciation, M Fund Business Opportunities, Value, MFS Investors Growth Stock Series (IC), MFS New Discovery Series (classes IC & SC), MFS Research Series (classes IC & SC), MFS Mid Cap Growth Series (SC), Oppenheimer VA Capital Appreciation (SC), Putnam American Government, Putnam International Equity, Putnam Investors, Putnam Vista, Franklin US Government II, Franklin Small Cap II, and Franklin Mutual Shares II Sub-accounts.

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3. Investment Company Act File Number: 811-07711

   Securities Act File Numbers: 333-08345; 333-84771; 333-84783; 333-84765;
   333-81103

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4(a). Last day of fiscal year for which this Form is filed: December 31, 2004

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4(b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24 (f):               $ 525,642,724
                                                                  --------------

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                   $ 659,831,366
                                                                  --------------

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $

     (iv)   Total available redemption credits [add items
            5(ii) and 5(iii)]:                                    $ 659,831,366
                                                                  --------------

     (v)    Net sales -- if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:           $(134,188,642)
                                                                  --------------
     (vi)   Redemption credits available for use in future
            years -- if Item 5(i) is less than Item 5(iv)
            [subtract Item (iv)from Item 5(i)]:                   $
                                                                  --------------
     (vii)  Multiplier for determining registration fee
            (See Instruction C.9):                               x    0.0001177
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     (viii) Registration fee due [multiply Item 5(v) by
            Item 5(vii)](enter "0" if no fee is due):            =$      0
                                                                  --------------
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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  $
                                                                  --------------

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8.   Total of the amount of the registration fees due plus any interest due
     [line 5(viii) plus line 7]:

                                                                 =$
                                                                  --------------


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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

         SEC Account No. designated to receive payment: _____________

         Method of Delivery:
                                    [x] Wire Transfer
                                    [ ] Mail or other means


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File Number:      811-07711
Registrant:       John Hancock Variable Annuity Account H

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By: (Signature and Title)  /s/ Gladys C. Millan
                           --------------------
                           Gladys C. Millan
                           Manager




Date: March 29, 2005